Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom 2065 Portfolio
September 30, 2022
VIPF2065-NPRT3-1122
1.9893092.103
Domestic Equity Funds - 48.8%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	4,484	169,275
VIP Equity-Income Portfolio Initial Class (a)	7,228	159,456
VIP Growth & Income Portfolio Initial Class (a)	8,929	195,996
VIP Growth Portfolio Initial Class (a)	3,354	239,029
VIP Mid Cap Portfolio Initial Class (a)	1,572	48,995
VIP Value Portfolio Initial Class (a)	7,590	115,742
VIP Value Strategies Portfolio Initial Class (a)	4,298	57,038
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,053,293)		985,531

International Equity Funds - 41.6%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	33,507	296,868
VIP Overseas Portfolio Initial Class (a)	28,694	544,041
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,092,492)		840,909

Bond Funds - 8.9%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,497	43,303
Fidelity International Bond Index Fund (a)	1,270	11,224
Fidelity Long-Term Treasury Bond Index Fund (a)	11,662	120,700
VIP High Income Portfolio Initial Class (a)	1,228	5,503
TOTAL BOND FUNDS (Cost $215,905)		180,730

Short-Term Funds - 0.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 2.72% (a)(b) (Cost $14,432)	14,432	14,432

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,376,122)	2,021,602
NET OTHER ASSETS (LIABILITIES) - 0.0%	(190)
NET ASSETS - 100.0%	2,021,412

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,569	25,027	22,017	-	(809)	(4,467)	43,303
Fidelity International Bond Index Fund	11,340	9,839	8,504	45	(439)	(1,012)	11,224
Fidelity Long-Term Treasury Bond Index Fund	85,861	104,029	32,585	1,986	(2,915)	(33,690)	120,700
VIP Contrafund Portfolio Initial Class	194,870	82,216	40,824	1,845	(6,192)	(60,795)	169,275
VIP Emerging Markets Portfolio Initial Class	340,266	161,356	92,540	-	(10,072)	(102,142)	296,868
VIP Equity-Income Portfolio Initial Class	206,114	63,878	78,882	259	(4,555)	(27,099)	159,456
VIP Government Money Market Portfolio Initial Class 2.72%	-	14,432	-	-	-	-	14,432
VIP Growth & Income Portfolio Initial Class	234,638	82,183	82,835	448	(2,769)	(35,221)	195,996
VIP Growth Portfolio Initial Class	199,303	165,087	50,253	9,423	(8,537)	(66,571)	239,029
VIP High Income Portfolio Initial Class	33,983	11,166	36,534	13	(3,116)	4	5,503
VIP Investment Grade Bond II Portfolio - Initial Class	-	13,702	13,685	-	(17)	-	-
VIP Investment Grade Bond Portfolio Initial Class	21,600	14,151	33,839	685	(1,801)	(111)	-
VIP Mid Cap Portfolio Initial Class	57,166	21,701	14,846	1,312	(1,742)	(13,284)	48,995
VIP Overseas Portfolio Initial Class	609,706	327,184	137,046	4,701	(12,981)	(242,822)	544,041
VIP Value Portfolio Initial Class	151,115	47,653	59,061	1,953	(4,122)	(19,843)	115,742
VIP Value Strategies Portfolio Initial Class	74,025	22,895	25,959	625	(1,498)	(12,425)	57,038
	2,265,556	1,166,499	729,410	23,295	(61,565)	(619,478)	2,021,602

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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